SCHEDULE OF WARRANTS (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 15, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Warrant liability			$ 5,197,201	$ 4,005	$ 5,197,201
At 1 April				5,197,201
31 March			5,197,201	4,005	5,197,201
Public Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant liability
At 1 April
Issue public warrants		$ 8,324,147	8,324,147		8,324,147
Warrants exercised			3,968,986		(3,968,986)
Warrants redeemed			4,355,161		(4,355,161)
31 March
Private Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant liability			5,197,201	4,005	5,197,201
At 1 April				5,197,201
31 March			$ 5,197,201	4,005	5,197,201
Additions	$ 16,594,388				16,594,388
Fair value remeasurement				$ (5,193,196)	$ (11,397,187)